RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 82	$ 80
Credit obligations	74	67
Development projects	146	50
Total	302	197
Less: non-current	(51)	(51)
Current	$ 251	$ 146